Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from contracts with customers
Schedule of detailed information of revenue from contracts with customers

	Six-month period ended
	June 30,
	2021	2020

	(Unaudited)
National sales
Mid–distillates (1)	6,693,474	4,537,459
Gasolines and turbo fuel (1)	6,008,990	3,021,094
Natural gas	1,470,647	1,339,952
Services	1,455,204	1,457,989
Plastic and rubber	719,638	334,937
L.P.G. and propane	360,361	159,937
Fuel gas service	346,308	330,272
Asphalts	279,851	215,060
Polyethylene	170,346	60,708
Aromatics	121,718	74,936
Crude	86,399	117,457
Fuel oil	17,133	19,219
Other income - Gas contracts (2)	1,790	28,572
Other products	218,809	203,810
Cash flow hedging (3)	(8)	—
	17,950,660	11,901,402
Foreign sales
Crude (3)	14,380,121	9,612,415
Diesel	2,075,001	1,243,219
Fuel oil (3)	1,108,341	422,833
Plastic and rubber	1,010,593	575,980
L.P.G. and propane	27,802	6,157
Natural gas	23,828	7,742
Cash flow hedging (3)	(124,428)	(715,169)
Gasolines y turbo fuels	—	153,680
Other products	266,846	433,654
	18,768,104	11,740,511
	36,718,764	23,641,913

(1)	Includes (i) the revenue from contracts with customers for COP$9,246,560 (2020: (COP$7,150,686)) and ii) the value recognized by price differential for COP$3,455,904 (2020: (COP$407,867)), corresponding to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).
(2)	Corresponds to the income on the participation in the profits of gas sales, according to the agreement signed between Ecopetrol and Hocol (considering the assets purchase agreement signed with Chevron to acquire the stake owned by the latter in the Guajira Association as of May 1, 2020), for the extension of the association contract for the exploitation of gas in La Guajira.
(3)	Includes accumulated as of June 30 the result of hedging for future exports (Note 27.3) for COP$81,095 (2020: COP$97,111) and operations with derivative financial instruments for COP$43,341 (2020: COP$618,058).